Schedule IV-Reinsurance (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Life Insurance in Force
Direct amount	$ 1,305,072	$ 1,527,165	$ 1,704,427
Ceded to other companies	144,288	157,762	170,494
Assumed from other Companies	0	0	0
Net amount	1,160,784	1,369,403	1,533,933
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Premiums:
Direct amount	32,637	34,782	38,772
Ceded to other companies	11,625	11,512	12,584
Assumed from other companies	6,331	6,807	9,355
Net earned premiums	27,343	30,077	35,543
Percentage of amount assumed to net	23.20%	22.60%	26.30%
Benefits:
Direct Amount	32,561	35,403	48,160
Less: Reinsurance ceded and other	19,453	20,665	25,566
Assumed policyholder benefits	8,173	4,879	9,620
Net policyholder benefits	21,281	19,617	32,214
Percentage of amount assumed to net	38.40%	24.90%	29.90%
Life insurance
Premiums:
Direct amount	6,088	5,908	7,094
Ceded to other companies	1,616	961	1,337
Assumed from other companies	0	0	0
Net earned premiums	4,472	4,947	5,757
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Benefits:
Direct Amount	4,617	4,217	8,621
Less: Reinsurance ceded and other	2,226	1,653	2,909
Assumed policyholder benefits	0	0	0
Net policyholder benefits	2,391	2,564	5,712
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Accident and health insurance
Premiums:
Direct amount	26,549	28,874	31,678
Ceded to other companies	10,009	10,551	11,247
Assumed from other companies	6,331	6,807	9,355
Net earned premiums	22,871	25,130	29,786
Percentage of amount assumed to net	27.70%	27.10%	31.40%
Benefits:
Direct Amount	27,944	31,186	39,539
Less: Reinsurance ceded and other	17,227	19,012	22,657
Assumed policyholder benefits	8,173	4,879	9,620
Net policyholder benefits	$ 18,890	$ 17,053	$ 26,502
Percentage of amount assumed to net	43.30%	28.60%	36.30%